Fair Value Information	12 Months Ended
Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Financial Instruments [Abstract]
Fair Value Information
39.	FAIR VALUE INFORMATION

The fair value measurement guidance establishes a framework for measuring fair value and expands disclosure about fair value measurements.  The standard describes a fair value hierarchy based on three levels of inputs that may be used to measure fair value.  These levels are:

Level 1 fair value measurements:  These measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements:  These measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

Level 3 fair value measurements:  These measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

a.	Financial instruments that are not measured at fair value but for which fair value is disclosed

The Company considers that the carrying amounts of financial assets and liabilities not measured at fair value approximate their fair values or the fair values cannot be reliable estimated, no financial instruments need to be disclosed on balance sheet date.

b.	Financial instruments that are measured at fair value on a recurring basis

December 31, 2017

	Level 1	Level 2	Level 3	Total
Available-for-sale financial assets
Listed securities
Equity investments	$3,125	$—	$—	$3,125
Financial liabilities at FVTPL
Derivative	$—	$1	$—	$1
Hedging derivative financial liabilities	$—	$1	$—	$1

December 31, 2018

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Non-listed stocks	$—	$—	$517	$517
Hedging financial assets	$—	$1	$—	$1
Financial assets at FVOCI
Equity investment	$2,900	$—	$4,033	$6,933
Financial liabilities at FVTPL
Derivatives	$—	$1	$—	$1

There were no transfers between Levels 1 and 2 for the years ended December 31, 2017 and 2018.

The reconciliations for financial assets measured at Level 3 are listed below:

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2018 (IAS 39)	$—	$—	$—
The effect on retrospective adjustment of applying IFRS 9	543	3,925	4,468
Balance at January 1, 2018 (IFRS 9)	543	3,925	4,468
Acquisition	—	290	290
Recognized in profit or loss under “Other gains and losses”	(26)	—	(26)
Recognized in other comprehensive income under “Unrealized gain or loss on investments in equity instruments at fair value through other comprehensive income”	—	(175)	(175)
Proceeds from return of investees	—	(7)	(7)
Balance at December 31, 2018	$517	$4,033	$4,550
Unrealized loss in 2018	$(26)

The fair values of financial assets and financial liabilities of Level 2 are determined as follows:

1)	The fair values of financial assets and financial liabilities with standard terms and conditions and traded in active markets are determined with reference to quoted market prices.
2)

For derivatives, fair values are estimated using discounted cash flow model.  Future cash flows are estimated based on observable inputs including foreign exchange rates at the end of the reporting periods, and forward and spot exchange rates stated in the contracts, discounted at a rate that reflects the credit risk of various counterparties.

The fair values of non-listed domestic and foreign equity investments were Level 3 financial assets, and determined using the market approach by reference the Price-to-Book ratios (P/B ratios) of peer companies that traded in active market or using assets approach.  The significant unobservable inputs used were listed in the table below.  A decrease in discount for the lack of marketability or noncontrolling interests discount would result in increases in the fair values.

December 31
2018
Discount for lack of marketability	12.73%-20.00%
Noncontrolling interests discount	24.41%-25.00%

If the inputs to the valuation model were changed to reflect reasonably possible alternative assumptions while all the other variables were held constant, the fair values of equity investments would increase as below table.  When related discounts increase, the fair value of equity investments would be the negative amount of the same amount.

December 31
2018
NT$
(In Millions)
Discount for lack of marketability 5% decrease	$268
Noncontrolling interests discount 5% decrease	$37